Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment of investments			$ 0
Loan servicing assets, impairment			0	$ 0
Servicing Assets	$ 200,000		200,000	232,000
Goodwill	11,331,000		11,331,000	11,331,000
Goodwill, Impairment Loss			0	0	$ 0
Intangible Assets, Net (Excluding Goodwill)	462,000		462,000	612,000
Finite-Lived Intangible Assets, Accumulated Amortization	883,000		$ 883,000	732,000
Finite-Lived Intangible Assets, Amortization Method			sum-of-the-years digits method
Finite-Lived Intangible Asset, Useful Life			10 years
Amortization of Intangibles			$ 150,000	$ 122,000	$ 105,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			35.00%	35.00%	34.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	3,060,000		$ 3,060,000
Unrecognized Tax Benefits	0		0	$ 0
Unrecognized tax benefits expected within next twelve months	$ 0		$ 0
Scenario Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%